Deferred income tax - Deferred tax offsetting (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Offsetting of deferred tax assets and deferred tax liabilities
Deferred tax assets and liabilities after offsetting	¥ 0	¥ 0